Income taxes: (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015
Income Taxes [Abstract]
Current income tax expense (Note 13)	$ (9,392,836)	$ 501,315
Deferred income tax expense	$ 333,187	$ (331,095)	$ (379,000)

[1]	Restated